Quaker Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

November 25, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:	Quaker Investment Trust (the “Trust”)
File No.: 811-06260 and 033-38074

Ladies and Gentlemen:

The Trust files herewith a preliminary proxy statement on behalf of the Quaker Akros Absolute Return Fund  and Quaker Small-Cap Growth Tactical Allocation Fund  (the “Funds”) seeking shareholder approval to liquidate and dissolve the Funds.  Pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934, the Trust is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to Fund shareholders.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures